Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	Risks and Uncertainties
The Plan's assets are invested in a variety of investments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, foreign currency and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits, and therefore participant account balances.